Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets (Textual)
Amortization expense	$ 1,383	$ 1,056	$ 4,328	$ 3,994
Trade Name/Trademarks [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period			4 months 13 days
Customer Relationships [Member]
Intangible Assets (Textual)
Amortization expense			$ 1,426
Weighted average remaining amortization period			11 months 5 days
Intangible assets, Useful life			6 years
Developed Technology [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period			2 years 22 days
Noncompete Agreements [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period			0 years
Export License - LMS [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period			0 years
Supplier Relationships [Member]
Intangible Assets (Textual)
Amortization expense			$ 2,985
Weighted average remaining amortization period			5 months 23 days
Intangible assets, Useful life			3 years